EQUITY (Details 2) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Details 3
Equity holders of the Bank		$ 67,821	$ 2,059	$ 105,757	$ 85,693
To reservesor retained earnings			1,441	52,168	59,245
Intended Dividends			$ 618	$ 52,168	$ 26,448
Percentage distributed			3000.00%	50.00%	30.86%
Number of shares			512,406,760,091	1,433,690	1,433,690
Number of shares restated (*)	[1]			115,039,690,651	115,039,690,651
Dividend per share			$ 12	$ 36,387	$ 18,448

[1]	This corresponds to the total number of shares of Banco Itau Chile restated based on the exchange ratio for the business combination that gave rise to Itau - Corpbanca.